UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-04222
Morgan Stanley New York Tax-Free Income Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: December 31, 2009
Date of reporting period: September 30, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley New York Tax-Free Income Fund *
Portfolio of Investments ▪ September 30, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Tax-Exempt Municipal Bonds (104.0%)
	Guam (0.2%)
$135	Guam Government, Section 30 Ser 2009 A	5.625%	12/01/29	$140,125

	New York (96.2%)
2,000	Battery Park City Authority, Ser 2003A	5.00	11/01/24	2,199,560
500	City of New York, 2005 Ser G	5.00	12/01/26	529,340
405	City of New York, 2008 Subser I-1	5.00	02/01/25	443,669
750	City of New York, 2009 Subser F-1	5.50	11/15/28	854,955
675	County of Nassau, General Improvement 2009 Ser C (AGC Insd)	5.00	10/01/27	747,806
500	Hempstead Town Industrial Development Agency, Hofstra University Ser 1996 (NATL-RE Insd)	5.80	07/01/15	506,155
2,000	Long Island Power Authority, Ser 2000 A (FSA Insd) (a)	0.00	06/01/18	1,529,720
1,000	Madison County Industrial Development Agency, Colgate University Project Series 2003 B	5.00	07/01/33	1,030,950
1,500	Metropolitan Transportation Authority, Dedicated Tax Refg Ser 2002 A (FSA Insd)	5.25	11/15/24	1,579,275
1,000	Metropolitan Transportation Authority, Dedicated Tax Ser 2009 B	5.00	11/15/34	1,058,610
615	Metropolitan Transportation Authority, Ser 2009 B	5.25	11/15/27	681,703
1,050	Nassau County Interim Finance Authority, Ser 2005 A (NATL-RE Insd)	5.00	11/15/23	1,163,200
1,000	Nassau County Tobacco Settlement Corp., Ser 2006	5.25	06/01/26	978,200
2,000	New York City Health & Hospital Corp., Health 2003 Ser A (AMBAC Insd)	5.25	02/15/22	2,082,840
1,431	New York City Housing Development Corp., East Midtown — FHA Ins Sec 223 Ser 1978	6.50	11/15/18	1,435,944
1,488	New York City Housing Development Corp., Ruppert — FHA Ins Sec 223 Ser 1978	6.50	11/15/18	1,566,781
1,000	New York City Industrial Development Agency, Airis JFK I LLC Ser 2001 A (AMT)	5.50	07/01/28	743,550
1,500	New York City Industrial Development Agency, IAC/Interactive Corp. Ser 2005	5.00	09/01/35	1,043,070
500	New York City Industrial Development Agency, New York Stock Exchange Project 2009 Ser A	5.00	05/01/25	534,945
500	New York City Industrial Development Agency, Polytechnic University Refg Ser 2007 (ACA Insd)	5.25	11/01/37	466,000
1,000	New York City Industrial Development Agency, Queens Baseball Stadium Ser 2006 (AMBAC Insd)	5.00	01/01/46	964,280
1,035	New York City Industrial Development Agency, Royal Charter Properties - The New York & Presbyterian Hospital Parking Ser 2001 (FSA Insd)	5.25	12/15/32	1,073,906
2,000	New York City Industrial Development Agency, Terminal One Group Association Ser 2005 (AMT)	5.50	01/01/24	2,030,440
1,000	New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution 2009 Series FF-2	5.50	06/15/40	1,134,710
500	New York City Transitional Finance Authority, Building Aid 2009 Ser S-3	5.25	01/15/27	558,355
500	New York City Transitional Finance Authority, Building Aid 2009 Ser S-3	5.25	01/15/39	542,015
755	New York City Transitional Finance Authority, Ser 2009 A (b)	5.00	05/01/28	834,280
605	New York City Transitional Finance Authority, Ser 2009 A (b)	5.00	05/01/29	668,529
605	New York City Transitional Finance Authority, Ser 2009 A (b)	5.00	05/01/30	668,529

Morgan Stanley New York Tax-Free Income Fund *
Portfolio of Investments ▪ September 30, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$595	New York City Transitional Finance Authority, Ser S-5 2009	5.00%		01/15/31	$638,376
1,000	New York Counties Tobacco Trust IV, Ser 2005 A (c)	5.00		06/01/45	811,370
995	New York Mortgage Agency Homeowner Ser 2007 143 (AMT)	4.90		10/01/37	944,205
2,000	New York Power Authority (The), Ser 2000 A	5.25		11/15/40	2,025,840
660	New York State Dormitory Authority, Brooklyn Law School REF Ser 2009	5.75		07/01/33	694,657
1,000	New York State Dormitory Authority, Catholic Health Long Island — St Francis Hospital Ser 2004	5.00		07/01/27	944,790
500	New York State Dormitory Authority, City University System Consolidated Fifth General Ser 2005 A (NATL-RE Insd)	5.50		07/01/21	591,675
4,725	New York State Dormitory Authority, Cornell University- Ser 2009 A (b)	5.00		07/01/35	5,026,360
555	New York State Dormitory Authority, Court Facilities Lease Ser 2005 A	5.50		05/15/31	645,548
500	New York State Dormitory Authority, Mental Health Services Facilities Improvement Ser 2007 A (FSA Insd)	5.00		02/15/27	539,925
1,000	New York State Dormitory Authority, Montefiore Hospital — FHA Insured Mtge Ser 2004 (NATL-RE Insd)	5.00		08/01/29	1,044,150
660	New York State Dormitory Authority, New York University Series 2008	5.00		07/01/38	702,280
2,000	New York State Dormitory Authority, North Shore Long Island Jewish Group Ser 2007 A	5.00		05/01/32	2,023,840
500	New York State Dormitory Authority, Orange Regional Medical Center Series 2008	6.125		12/01/29	473,670
500	New York State Dormitory Authority, School District Revenue Bond Financing Program Ser 2008 D (AGC Insd)	5.75		10/01/24	573,750
500	New York State Dormitory Authority, School District Revenue Bond Financing Program Ser 2009 C (AGC Insd)	5.00		10/01/24	553,930
1,000	New York State Dormitory Authority, School District Ser 2002 C (NATL-RE Insd)	5.25		04/01/21	1,048,390
1,000	New York State Dormitory Authority, School District Ser 2002 E (NATL-RE Insd)	5.50		10/01/17	1,112,030
1,300	New York State Dormitory Authority, St. Vincent’s Hospital and Medical Center, Ser 1995 (BHAC-AMBAC Insd)	5.50		07/01/31	1,560,637
2,000	New York State Dormitory Authority, State University 1993 Ser A	5.25		05/15/15	2,243,360
1,865	New York State Dormitory Authority, Suffolk County Judicial Ser 1986 (ETM)	7.375		07/01/16	2,250,775
2,000	New York State Dormitory Authority, Winthrop South Nassau University Health Ser 2003 B	5.50		07/01/23	2,007,880
700	New York State Energy Research & Development Authority, Brooklyn Union Gas Co. 1991 Ser B	11.579	(d)	07/01/26	702,415
675	New York State Environmental Facilities Corp., Solid Waste Disposal Ser 2004 A	4.875		07/01/17	677,342
2,000	New York State Environmental Facilities Corp., State Clean Water and Drinking Water, Ser 2004 F	5.00		06/15/34	2,097,200
500	New York State Environmental Facilities Corp., State Clean Water and Drinking Water, Ser 2009 A	5.125		06/15/38	546,540
1,000	New York State Thruway Authority, Ser 2007 H (NATL-RE Insd)	5.00		01/01/29	1,076,190
500	New York State Thruway Authority, Ser 2009 B	5.00		04/01/29	542,910

Morgan Stanley New York Tax-Free Income Fund *
Portfolio of Investments ▪ September 30, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$750	New York State Urban Development Corp., Service Contract Ref Ser 2008 B	5.25%		01/01/24	$830,287
935	North Syracuse Central School District, Onondaga County Refg Ser 2007 A (NATL-RE Insd)	5.00		06/15/23	1,064,292
1,000	Suffolk County Industrial Development Agency, Jeffersons Ferry Ser 2006	5.00		11/01/28	908,330
700	Triborough Bridge & Tunnel Authority, Refg Ser 2002 E (NATL-RE Insd)	5.00		11/15/32	723,457
200	Triborough Bridge & Tunnel Authority, Ser 2008	4.75		11/15/29	214,158
475	TSASC, Inc., Tobacco Settlement Ser 2006-1	5.125		06/01/42	395,775
1,500	Westchester Tobacco Asset Securitization Corp., Ser 2005	5.125		06/01/45	1,243,425

					69,131,076

	Puerto Rico (7.1%)
1,000	Puerto Rico Electric Power Authority, Ser 2007 TT	5.00		07/01/37	1,002,150
500	Puerto Rico Electric Power Authority, Ser 2008 WW	5.25		07/01/33	512,295
2,000	Puerto Rico Highway & Transportation Authority, Refg Ser 1993 X	5.50		07/01/15	2,143,660
1,000	Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM)	5.375		10/01/10 (e)	1,061,320
345	Puerto Rico Sales Tax Financing Corp., SubSer 2009 A	5.00		08/01/39	359,666

					5,079,091

	Virgin Islands (0.5%)
345	Virgin Islands Public Finance Authority, Matching Fund Loan-Diago Ser 2009 A	6.625		10/01/29	370,599

	Total Tax-Exempt Municipal Bonds (Cost $71,046,182)				74,720,891

	Short-Term New York Tax-Exempt Municipal Obligations (0.7%)
200	City of New York, (Demand 10/01/09)	0.28	(f)	04/01/36	200,000
300	Port Authority of New York & New Jersey, Versatile Structure (Demand 10/01/09)	0.32	(f)	06/01/20	300,000

	Total Short-Term New York Tax-Exempt Municipal Obligations(Cost $500,000)				500,000

	Total Investments (Cost $71,546,182) (g)(h)			104.7%	75,220,891
	Other Assets in Excess of Liabilities			1.5	1,071,430
	Floating Rate Note and Dealer Trusts Obligations Related to Securities Held
(4,460)	Notes with interest rates ranging from 0.31% to 0.40% at September 30, 2009 and contractual maturities of collateral ranging from 05/01/2028 to 07/01/2035 (i) (Cost $(4,460,000))			(6.2)	(4,460,000)

	Net Assets			100.0%	$71,832,321

AMT	Alternative Minimum Tax.

ETM	Escrowed to Maturity.

FHA	Federal Housing Administration.

(a)	Capital appreciation bond.

(b)	Underlying security related to inverse floater entered into by the Fund.

(c)	A portion of this security has been physically segregated in connection with open futures contracts.

(d)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a total value of $702,415 which represents 1.0% of net assets.

(e)	Prefunded to call date shown.

(f)	Current coupon of variable rate demand obligation.

(g)	Securities have been designated as collateral in connection with open futures contracts and inverse floating rate municipal obligations.

(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley New York Tax-Free Income Fund *
Portfolio of Investments ▪ September 30, 2009 (unaudited)

(i)	Floating rate note obligations related to securities held — The Fund enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At September 30, 2009, Fund investments with a value of $7,197,698 are held by the Dealer Trusts and serve as collateral for the $4,460,000 in floating rate note obligations outstanding at that date.

Bond Insurance:

ACA	ACA Financial Guaranty Corporation.

AGC	Assured Guaranty Corporation.

AMBAC	AMBAC Assurance Corporation.

BHAC	Berkshire Hathaway Assurance Corporation.

FSA	Financial Security Assurance Inc.

NATL-RE	National Public Finance Guarantee Corporation.

Morgan Stanley New York Tax-Free Income Fund *
Portfolio of Investments ▪ September 30, 2009 (unaudited) continued
Futures Contracts Open at September 30, 2009:

		DESCRIPTION,	UNDERLYING	UNREALIZED
NUMBER OF	LONG/	DELIVERY MONTH	FACE AMOUNT	APPRECIATION
CONTRACTS	SHORT	AND YEAR	AT VALUE	(DEPRECIATION)

63	Short	U.S. Treasury Bonds 30 Year, December 2009	$(7,646,625)	$(152,649)
3	Long	U.S. Treasury Notes 10 Year, December 2009	354,984	5,119
40	Long	U.S. Treasury Notes 2 Year, December 2009	8,678,750	39,915
39	Long	U.S. Treasury Notes 5 Year, December 2009	4,527,656	55,591

		Net Unrealized Depreciation		$(52,024)

MS New York Tax-Free Income Fund *
Fair Valuation Measurements
9/30/2009
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. Fair value Measurements and Disclosures establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Assets:
Tax-Exempt Municipal Bonds	$74,720,891	—	$74,720,891	—
Short-Term New York Tax-Exempt Municipal Obligations	500,000	—	500,000	—
Futures	100,625	$100,625	—	—

Total	$75,321,516	$100,625	$75,220,891	—

Liabilities:
Futures	$(152,649)	$(152,649)	—	—

Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers; and (4) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short- term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

* Subsequent Event — Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company. As a result, the Investment Adviser expects to propose to the Board of Trustees of the Fund that it approve a reorganization of the Fund into a newly organized mutual fund advised by an affiliate of Invesco. It is the Investment Adviser’s current expectation that the newly organized Invesco fund would be managed by the same portfolio management team which currently manages the Fund. If approved by the Board, the reorganization would be submitted to the shareholders for their approval.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the /Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley New York Tax-Free Income Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 19, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 19, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2009